FINANCIAL EXPENSES, NET	9 Months Ended
Sep. 30, 2013
FINANCIAL EXPENSES , NET [Abstract]
FINANCIAL EXPENSES , NET
NOTE 13     -     FINANCIAL EXPENSES, NET

	Year ended December 31,			Nine months ended September 30,
	2012	2011	2010	2013	2012
				(Unaudited)

Bank charges	$1,331	$1,179	$950	$942	$883
Interest and debt related expense	1,947	1,765	1,744	2,207	1,590
Change in fair value of derivative and embedded derivative	(1,089)	(992)	1,207	817	(386)
Exchange rate (gain) loss, net	(608)	2,204	395	582	(625)

Total expenses	1,581	4,156	4,296	4,548	1,462
Interest income	(117)	(431)	(416)	(70)	(108)
Total financial expenses , net	$1,464	$3,725	$3,880	$4,478	$1,354